UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10395
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Pioneer Series Trust VII
----------------------------------------------------
(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
----------------------------------------------------
(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
----------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2015 to June 30, 2016

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Series Trust VII

By (Signature and Title)  /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date  July 28, 2016

============== Pioneer Emerging Markets Local Currency Debt Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== Pioneer Global High Yield Fund ========================

ALPHA NATURAL RESOURCES, INC.

Ticker:       ANRZQ          Security ID:  02076XAB8
Meeting Date: JUN 29, 2016   Meeting Type: Written Consent
Record Date:  MAY 23, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan - Class 6c: Non-second Lien    None      For          Management
      Category 2 General Unsecured Claims

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DESARROLLADORA HOMEX S.A.B. DE C.V.

Ticker:       HOMEX *        Security ID:  P35054132
Meeting Date: APR 29, 2016   Meeting Type: Annual
Record Date:  APR 18, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Financial Statements and        For       Against      Management
      Statutory Reports
2     Approve Allocation of Income            For       For          Management
3     Present Report on Share Repurchase      For       For          Management
      Reserve
4     Approve Report of Audit Committee and   For       Against      Management
      Corporate Practices and Compensation
      Committee
5     Elect Directors, Chairman and Board     For       For          Management
      Secretary; Approve Their Remuneration
6     Elect Chairmen and Members of Audit     For       For          Management
      Committee and Corporate Practices and
      Compensation Committee
7     Approve Cancellation of 24 Shares,      For       For          Management
      Remaining of Reverse Stock Split
      Approved by AGM on June 29, 2015
8     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

--------------------------------------------------------------------------------

FORD MOTOR COMPANY

Ticker:       F              Security ID:  345370860
Meeting Date: MAY 12, 2016   Meeting Type: Annual
Record Date:  MAR 16, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Stephen G. Butler        For       For          Management
1.2   Elect Director Kimberly A. Casiano      For       For          Management
1.3   Elect Director Anthony F. Earley, Jr.   For       For          Management
1.4   Elect Director Mark Fields              For       For          Management
1.5   Elect Director Edsel B. Ford, II        For       For          Management
1.6   Elect Director William Clay Ford, Jr.   For       For          Management
1.7   Elect Director James H. Hance, Jr.      For       For          Management
1.8   Elect Director William W. Helman, IV    For       For          Management
1.9   Elect Director Jon M. Huntsman, Jr.     For       For          Management
1.10  Elect Director William E. Kennard       For       For          Management
1.11  Elect Director John C. Lechleiter       For       For          Management
1.12  Elect Director Ellen R. Marram          For       For          Management
1.13  Elect Director Gerald L. Shaheen        For       For          Management
1.14  Elect Director John L. Thornton         For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Amend Tax Benefits Preservation Plan    For       For          Management
5     Approve Recapitalization Plan for all   Against   For          Shareholder
      Stock to Have One-vote per Share
6     Reduce Ownership Threshold for          Against   For          Shareholder
      Shareholders to Call Special Meeting

--------------------------------------------------------------------------------

JAMES RIVER COAL COMPANY

Ticker:       JRCCQ          Security ID:  470355AG3
Meeting Date: MAR 03, 2016   Meeting Type: Written Consent
Record Date:  JAN 29, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Opt Out To The Release Provisions       None      For          Management

--------------------------------------------------------------------------------

LDK SOLAR CO., LTD.

Ticker:       LDKYQ          Security ID:  50183L107
Meeting Date: JUL 09, 2015   Meeting Type: Annual
Record Date:  JUN 09, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve the 2014 Annual Report          For       For          Management
2     Elect Director Xingxue Tong             For       Against      Management
3     Elect Director Shi-an Wu                For       For          Management
4     Ratify KPMG as Auditors                 For       For          Management

--------------------------------------------------------------------------------

MARIE BRIZARD WINE AND SPIRITS

Ticker:       MBWS           Security ID:  F6033R102
Meeting Date: JUN 21, 2016   Meeting Type: Annual/Special
Record Date:  JUN 16, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Financial Statements and        For       For          Management
      Statutory Reports
2     Approve Consolidated Financial          For       For          Management
      Statements and Statutory Reports
3     Approve Allocation of Income and        For       For          Management
      Absence of Dividends
4     Approve Auditors' Special Report on     For       For          Management
      Related-Party Transactions
5     Approve Remuneration of Directors in    For       For          Management
      the Aggregate Amount of EUR 600,000
6     Advisory Vote on Compensation of        For       Against      Management
      Jean-Noel Reynaud, CEO
7     Ratify Appointment of Hachem Belghiti   For       For          Management
      as Director
8     Elect Edith Cayard as Director          For       For          Management
9     Authorize Repurchase of Up to 10        For       Against      Management
      Percent of Issued Share Capital
10    Authorize Decrease in Share Capital     For       For          Management
      via Cancellation of Repurchased Shares
11    Authorize Issuance of Equity or         For       Against      Management
      Equity-Linked Securities with
      Preemptive Rights up to Aggregate
      Nominal Amount of EUR 15 Million
12    Authorize Issuance of Equity or         For       Against      Management
      Equity-Linked Securities without
      Preemptive Rights up to Aggregate
      Nominal Amount of EUR 5 Million
13    Authorize Capital Increase of Up to     For       Against      Management
      EUR 15 Million for Future Exchange
      Offers
14    Authorize Capital Increase of up to 10  For       Against      Management
      Percent of Issued Capital for
      Contributions in Kind
15    Authorize Board to Set Issue Price for  For       Against      Management
      10 Percent Per Year of Issued Capital
      Pursuant to Issue Authority without
      Preemptive Rights
16    Approve Issuance of Equity or           For       Against      Management
      Equity-Linked Securities for up to 20
      Percent of Issued Capital Per Year for
      Private Placements, up to 20 Percent
      of Issued Capital
17    Authorize Capitalization of Reserves    For       Against      Management
      of Up to EUR 15 Million for Bonus
      Issue or Increase in Par Value
18    Authorize Board to Increase Capital in  For       Against      Management
      the Event of Additional Demand Related
      to Delegation Submitted to Shareholder
      Vote Above
19    Authorize Capital Issuances for Use in  For       Against      Management
      Employee Stock Purchase Plans
20    Subject to Approval of Item 21,         For       Against      Management
      Authorize New Class of Preferred Stock
      and Amend Bylaws Accordingly
21    Subject to Approval of Item 20,         For       For          Management
      Authorize up to 10 Percent of Issued
      Capital Resulting from the Conversion
      of Preference Shares Reserved for
      Employees and Corporate Officers
22    Authorize up to 1 Percent of Issued     For       For          Management
      Capital for Use in Restricted Stock
      Plans Reserved for French Employees
23    Authorize Filing of Required            For       For          Management
      Documents/Other Formalities

--------------------------------------------------------------------------------

SWIFT ENERGY COMPANY

Ticker:       SFYWQ          Security ID:  870738AG6
Meeting Date: MAR 23, 2016   Meeting Type: Written Consent
Record Date:  FEB 19, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                For       For          Management
2     Opt Out of Voluntary Releases           None      Abstain      Management

=================== Pioneer Global Multi Sector Income Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT